Consolidated Statements of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	¥ 0	$ 0	¥ 0	¥ 0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	¥ 0	$ 0	¥ 0	¥ 0